Film Costs - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Film Costs [Abstract]
Unamortized costs of released films	92.00%
Completed film costs expected to be amortized during the next twelve months	¥ 114
Accrued participation liabilities expected to be paid in next twelve months	¥ 115
Amortization for released films	3 years